GENERAL (Details Narrative) - USD ($)				6 Months Ended	12 Months Ended
	Jun. 18, 2023	Aug. 02, 2021	Jul. 02, 2021	Nov. 30, 2023	Dec. 31, 2021	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Liabilities, Fair Value Adjustment					$ 2,453,000
Retained Earnings (Accumulated Deficit)					3,205,000	$ 6,596,000		$ 4,509,000
Equity, Including Portion Attributable to Noncontrolling Interest					2,430,000	3,283,000	$ 2,342,000	2,563,000	$ 2,278,000	$ 1,869,000	$ 37,000
Preferred stock voting rights	the holders of the majority (the “Majority Holders”) of the Company outstanding convertible Preferred Series A Shares par value $0.0001 per share (the “Preferred Shares”) agreed to provide that each Preferred Share shall have voting rights equal to 3,000 shares of the Company’s Common Stock which may be voted at any meeting or any action of the Company shareholders at which the holders of the Common Stock are entitled to participate.
Stockholder's deficit					$ 2,416,000	$ 3,269,000		$ 2,549,000
Proceeds from Issuance of Private Placement				$ 523,569
Sleep X Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Voting interest rate						66.70%		66.70%
Stock Exchange Agreement [Member] | Sleep X Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity ownership percentage		80.00%
Stock Exchange Agreement [Member] | Sleep X Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding equity capital		1,724
Number shares exchanged for common stock		174,595,634
Boris Molchadsky [Member] | Sleep X Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Voting interest rate								71.40%
Series A Preferred Stock [Member] | Boris Molchadsky [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares acquired			225,000
Preferred stock voting rights			The Series A Preferred Shares have the right to vote at 1,000 to 1 as shares of common stock and are convertible at a rate of 1,500 to 1 as shares of common stock of the Company. The acquisition of the Preferred Shares provided Boris Molchadsky control of a majority of the Company’s voting equity capital.